Taxation - Gross movement on the deferred income tax account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ 20,351	$ 10,354
Adjustment of opening net book amount for the application of IAS 29		208,178		$ 657
Exchange differences	16,878	295
Effect of adoption of fair value valuation for farmlands	(139,223)	0
Others	(970)	0
Tax (charge) relating to cash flow hedge (i)	11,322	(8,715)
Income tax benefit	3,870	18,417	$ 8,606
Deferred tax liability (asset), ending balance	(151,980)	20,351	$ 10,354
IAS 29
Changes in deferred tax liability (asset) [abstract]
Adjustment of opening net book amount for the application of IAS 29				252,588
Deferred tax liability temporary differences
Changes in deferred tax liability (asset) [abstract]
Exchange differences	$ (35,531)	$ (6,751)
Deferred tax liability temporary differences | IAS 29
Changes in deferred tax liability (asset) [abstract]
Adjustment of opening net book amount for the application of IAS 29				$ (64,208)	$ 0